Reverse Takeover	12 Months Ended
Dec. 31, 2021
Reverse Takeover [Abstract]
Reverse takeover
3.	Reverse takeover

On February 14, 2020, there was a RTO Transaction between Old Digihost and HashChain. In connection with completion of the RTO Transaction, HashChain acquired all the issued and outstanding shares of Old Digihost in exchange for 29,820,000 subordinate voting shares of the Company. In substance, the transaction involves Old Digihost shareholders obtaining control of the Company; accordingly, the transaction is considered to be a reverse acquisition transaction under which Old Digihost is identified as the accounting acquirer.

At the time of the transaction, HashChain had operations in cryptocurrency mining and met the definition of a business, and the transaction was accordingly considered a business combination. The purpose of the RTO Transaction was to acquire the operations of HashChain and to obtain listing on a public exchange. The transaction costs associated with this RTO Transaction was $59,149.

As Old Digihost was deemed to be the acquirer for accounting purposes, these consolidated financial statements present the historical financial information to the date of the Transaction are those of Old Digihost presented as a continuation of Old Digihost.

Pursuant to the business combination transaction, the net assets acquired from the acquisition are to be recorded at their estimated fair values in accordance with IFRS 3. The allocation of the purchase consideration is as follows:

Consideration

Fair value of 6,530,560 subordinate voting shares of HashChain (1)	$2,957,458

Net assets acquired
Property, plant and equipment	$2,244,509
Accounts payable and other payables	(576,957)
1,667,552
Goodwill acquired (2)	1,289,906
$2,957,458

(1)	The common shares issued were valued based on the HashChain closing price of CAD$0.60 on the TSXV on February 14, 2020.

(2)	The goodwill acquired from the RTO Transaction is primarily attributable to the synergies expected to arise from vertical integration of the cryptocurrency mining operations which is the only segment of the Company.